Share Capital - Summary of Share Capital (Details) - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Beginning Balance - par value $0.0001	28,979,828	1
Cancellation of treasury share		(1)
Share issued in merger with JGGC		11,870,336
Shares issued in exchange for Captivision Korea		17,109,492
Ending Balance - par value $0.0001	29,157,642	28,979,828
Beginning Balance - par value $0.0001, value	$ 2,898	$ 0
Cancellation of treasury shares, values		0
Shares issued in merger with JGGC, value		1,187
Shares issued in exchange for captivision Korea, value		1,711
Ending Balance - par value $0.0001, value	$ 2,916	$ 2,898
Issuance of shares for payment of debt	177,814
Issuance of shares for payment of debt, value	$ 18